Losses on derecognition of financial assets not measured at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Loss from sale of government securities	$ (2,308,809)	$ (79,314)	$ (284,476)
Loss from sale of private securities	(1,049)	(1,560)	(1,896)
Total Net Income Loss From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss	$ (2,309,858)	$ (80,874)	$ (286,372)